Expenses by nature (Details) - GBP (£) £ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Expenses by nature
Staff costs excluding share based payment expenses	£ 5,546	£ 3,580	£ 8,445	£ 3,642
Share based payment expenses	76		96
Software costs	497	271	579	191
Depreciation expense	162	134	279	89
Depreciation on right of use assets - Property	70	70	140	171
Amortisation expense	168	117	263	70
Consultancy costs	1,501	523	745	518
Foreign exchange gains/(losses)	(16)	26	26	(6)
Expense on short term leases	30	36	64	8
Research and development components	2,478	1,909	2,095	1,933
Related party administrative expenses	127	72	144	144
Other Administrative Expenses	1,574	208	539	929
Other research and development costs	625	115	460	163
Total administrative and research and development expenses	£ 14,898	£ 7,068	£ 13,875	£ 7,851